EARNINGS PER SHARE	12 Months Ended
Jun. 30, 2017
Per share data:
EARNINGS PER SHARE
2.	EARNINGS PER SHARE

The following table sets forth the computation of the weighted-average common shares used to calculate basic and diluted earnings per share.

	2017	2016	2015
Weighted-average common shares issued	3,805,636	3,805,636	3,805,636
Average treasury stock shares	(1,795,615)	(1,766,468)	(1,755,194)
Average unallocated ESOP shares	(136,231)	(128,630)	(108,570)

Weighted-average common shares and common stock equivalents used to calculate basic earnings per share	1,873,790	1,910,538	1,941,872
Additional common stock equivalents (stock options) used to calculate diluted earnings per share	—	—	—

Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share	1,873,790	1,910,538	1,941,872

There are no convertible securities that would affect the numerator in calculating basic and diluted earnings per share; therefore, net income as presented on the Consolidated Statement of Income is used.

At June 30, 2017, 2016, and 2015, there were 114,519 options with an exercise price of $16.20 which were anti-dilutive and were excluded from the calculation of diluted earnings per share.

The unallocated shares controlled by the ESOP are not considered in the weighted average shares outstanding until the shares are committed for allocation to an employee’s individual account.